SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 13, 2026	Apr. 30, 2024	Nov. 30, 2022
cash and cash equivalents	$ 614,066		$ 1,060,921
Marketable securities	$ 178,582,550		$ 177,124,457
Temporary Equity, Redemption Price Per Share	$ 10.35		$ 10.27
Cash underwriting fees	$ 1,725,000		$ 1,725,000
Payments for Underwriting Expense	1,725,000		1,725,000
Deferred underwriting fees	6,900,000		6,900,000
Other offering costs	581,212		581,212
Temporary equity offering costs	10,881,785		10,881,785
Permanent equity reduction	49,427		49,427
Unrecognized tax benefit	0		0	0
Cash FDIC insured amount	250,000		250,000
Total assets	179,287,568		178,292,737	25,000
Old Glory Holding Co [Member]
cash and cash equivalents	45,971,000		72,399,000	174,605,000
Cash FDIC insured amount	250,000		250,000
Total assets	279,350,000		257,421,000	183,401,000
Loans			100,000
Impairment of intangible assets			0	0
Marketing and advertising costs	$ 317,000	$ 295,000	$ 1,328,000	$ 1,142,000
Old Glory Holding Co [Member] | Business Combination Agreement [Member]
Cash amount					$ 50,000,000
Old Glory Holding Co [Member] | Minimum [Member] | Technology-Based Intangible Assets [Member]
Intangible assets useful life			5 years
Old Glory Holding Co [Member] | Maximum [Member] | Technology-Based Intangible Assets [Member]
Intangible assets useful life			7 years
Old Glory Holding Co [Member] | Building and Building Improvements [Member] | Minimum [Member]
Estimated useful life			10 years
Old Glory Holding Co [Member] | Building and Building Improvements [Member] | Maximum [Member]
Estimated useful life			40 years
Old Glory Holding Co [Member] | Land Improvements [Member]
Estimated useful life			10 years
Old Glory Holding Co [Member] | Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful life			3 years
Old Glory Holding Co [Member] | Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life			10 years
Old Glory Holding Co [Member] | Old Glory Intellectual Property Holdings LLC [Member]
Ownership percentage						100.00%
Old Glory Holding Co [Member] | American Mortgage Bank LLC [Member]
Purchase price						$ 1,196,774
First State Bank of Elmore County [Member] | Old Glory Holding Co [Member]
Total assets							$ 13,700,000
Class A Ordinary Shares [Member]
Warrants to purchase an aggregate shares	14,075,000		14,075,000
Common Class B [Member] | Old Glory Holding Co [Member]
Warrants outstanding						356,000
IPO [Member]
Offering costs	$ 10,931,212		$ 10,931,212